Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Interest-Bearing Deposits and Regulatory Matters [Abstract]
Summary of actual capital amounts and ratios of the Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31, are presented in the following tables:

	Actual		Minimum required for capital adequacy purposes		Minimum required to be well capitalized under prompt corrective action regulations
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk-weighted assets)
Consolidated	$49,534	13.3%	$29,707	8.0%	$37,134	10.0%
Bank	48,940	13.2	29,695	8.0	37,118	10.0
Tier I capital (to risk-weighted assets)
Consolidated	44,946	12.1	14,854	4.0	22,280	6.0
Bank	44,352	12.0	14,847	4.0	22,271	6.0
Tier I capital (to average assets)
Consolidated	44,946	7.9	22,794	4.0	28,493	5.0
Bank	44,352	7.8	22,788	4.0	28,485	5.0

	Actual		Minimum required for capital adequacy purposes		Minimum required to be well capitalized under prompt corrective action regulations
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital (to risk-weighted assets)
Consolidated	$46,300	14.2%	$26,133	8.0%	$32,667	10.0%
Bank	45,517	13.9	26,114	8.0	32,643	10.0
Tier I capital (to risk-weighted assets)
Consolidated	42,220	12.9	13,067	4.0	19,600	6.0
Bank	41,437	12.7	13,057	4.0	19,586	6.0
Tier I capital (to average assets)
Consolidated	42,220	8.1	20,971	4.0	26,214	5.0
Bank	41,437	7.9	20,965	4.0	26,207	5.0